Financial instruments - classification (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments - classification
Schedule of classification for financial assets and liabilities

				Amortised	Other
	MFVTPL	DFV	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m	£m
Cash and balances at central banks				85,182		85,182
Trading assets	46,537					46,537
Derivatives (1)	60,789					60,789
Settlement balances				645		645
Loans to bank - amortised cost (2)				6,958		6,958
Loans to customers - amortised cost (3)				418,881		418,881
Other financial assets	1,041	3	42,168	36,558		79,770
Intangible assets					7,292	7,292
Other assets					8,499	8,499
31 December 2025	108,367	3	42,168	548,224	15,791	714,553

Cash and balances at central banks				92,994		92,994
Trading assets	48,917					48,917
Derivatives (1)	78,406					78,406
Settlement balances				2,085		2,085
Loans to bank - amortised cost (2)				6,030		6,030
Loans to customers - amortised cost (3)				400,326		400,326
Other financial assets	798	5	37,843	24,597		63,243
Intangible assets					7,588	7,588
Other assets					8,396	8,396
31 December 2024	128,121	5	37,843	526,032	15,984	707,985

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits (4)			44,092		44,092
Customer deposits			442,998		442,998
Settlement balances			942		942
Trading liabilities	49,022				49,022
Derivatives (1)	53,974				53,974
Other financial liabilities (5)		4,617	62,982		67,599
Subordinated liabilities		237	5,886		6,123
Notes in circulation			3,164		3,164
Other liabilities (6)			594	3,432	4,026
31 December 2025	102,996	4,854	560,658	3,432	671,940

Bank deposits (4)			31,452		31,452
Customer deposits			433,490		433,490
Settlement balances			1,729		1,729
Trading liabilities	54,714				54,714
Derivatives (1)	72,082				72,082
Other financial liabilities (5)		3,548	57,539		61,087
Subordinated liabilities		234	5,902		6,136
Notes in circulation			3,316		3,316
Other liabilities (6)			684	3,917	4,601
31 December 2024	126,796	3,782	534,112	3,917	668,607

(1)	Includes net hedging derivatives assets of £535 million (2024 - £118 million) and net hedging derivatives liabilities of £356 million (2024 - £464 million).
(2)	Includes items in the course of collection from other banks of £166 million (2024 - £59 million).
(3)	Includes finance lease receivables of £8,971 million (2024 - £8,998 million).
(4)	Includes items in the course of transmission to other banks of £192 million (2024 - £136 million).
(5)

The carrying amount of customer deposits designated at fair value through profit or loss is materially the same as the principal amount for both periods. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively.

(6)	Includes lease liabilities of £535 million (2024 - £630 million), held at amortised cost.

Schedule of reconciliation of financial assets

	2025			2024
		Positive impact on	Negative impact on		Positive impact on	Negative impact on
	Carrying value	product margin	product margin	Carrying value	product margin	product margin
	£bn	bps	bps	£bn	bps	bps
Sustainability-linked loans	8.0	2.9	3.7	6.9	3.1	4.0
Other products	21.9	—	—	20.2	—	—
Lending subject to performance triggers	29.9			27.1

Schedule of amount receivable under finance leases

	2025	2024
	£m	£m
Amount receivable under finance leases
Within 1 year	3,670	3,493
1 to 2 years	2,411	2,499
2 to 3 years	1,478	1,612
3 to 4 years	946	842
4 to 5 years	454	464
After 5 years	854	1,043
Total lease payments	9,813	9,953
Unguaranteed residual values	151	150
Future drawdowns	(12)	(12)
Unearned income	(895)	(1,001)
Present value of lease payments	9,057	9,090
Impairments	(86)	(92)
Net investment in finance leases	8,971	8,998

Schedule of financial assets and liabilities that are offset on the balance sheet

	Instruments which can be offset			Potential for offset not recognised by IFRS
				Effect of			Net amount
				master			after netting	Instruments
				netting			agreements and	outside
		IFRS	Balance	and similar	Cash	Securities	effect of	netting	Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	agreements	sheet total
2025	£m	£m	£m	£m	£m	£m	£m	£m	£m
Derivative assets	77,408	(17,007)	60,401	(45,928)	(9,275)	(3,283)	1,915	388	60,789
Derivative liabilities	71,589	(17,951)	53,638	(45,928)	(4,281)	(1,256)	2,173	336	53,974
Net position (1)	5,819	944	6,763	—	(4,994)	(2,027)	(258)	52	6,815

Trading reverse repos	44,729	(17,129)	27,600	(465)	—	(26,882)	253	56	27,656
Trading repos	43,648	(17,129)	26,519	(465)	—	(26,054)	—	2,059	28,578
Net position	1,081	—	1,081	—	—	(828)	253	(2,003)	(922)

Non trading reverse repos	50,889	(14,470)	36,419	(9)	—	(36,410)	—	—	36,419
Non trading repos	44,082	(14,470)	29,612	(9)	—	(29,603)	—	—	29,612
Net position	6,807	—	6,807	—	—	(6,807)	—	—	6,807

2024
Derivative assets	96,624	(18,746)	77,878	(61,883)	(10,005)	(4,072)	1,918	528	78,406
Derivative liabilities	92,620	(21,027)	71,593	(61,883)	(5,801)	(896)	3,013	489	72,082
Net position (1)	4,004	2,281	6,285	—	(4,204)	(3,176)	(1,095)	39	6,324

Trading reverse repos	42,261	(15,174)	27,087	(1,469)	—	(25,406)	212	40	27,127
Trading repos	45,033	(15,174)	29,859	(1,469)	—	(28,390)	—	703	30,562
Net position	(2,772)	—	(2,772)		—	2,984	212	(663)	(3,435)

Non trading reverse repos	45,600	(8,709)	36,891	(80)	—	(36,811)	—	—	36,891
Non trading repos	22,288	(8,709)	13,579	(80)	—	(13,499)	—	—	13,579
Net position	23,312	—	23,312	—	—	(23,312)	—	—	23,312

(1)	Net IFRS offset balance of £944 million (2024 - £2,281 million) relates to variation margin netting reflected on other balance sheet lines.